Derivative financial liabilities - Additional Information (Details)					6 Months Ended
	Jun. 15, 2023 GBP (£)	Jun. 15, 2023 USD ($)	Dec. 16, 2021 GBP (£) shares	Dec. 16, 2021 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)	Dec. 16, 2021 USD ($) shares
Financial liabilities
Restricted cash | £						£ 7,865,000
Mudrick | Convertible Senior Secured Notes [Member]
Financial liabilities
Principal amount			£ 151,000,000				$ 200,000,000
Aggregate purchase price			£ 145,000,000	$ 192,000,000
Convertible shares | shares			18,181,820	18,181,820
Conversion rate | shares			90.9091				90.9091
Convertible senior secured notes principal amount, per instrument			£ 824				$ 1,000
Increase in nominal amount of outstanding Convertible Senior Secured Notes	£ (7,963,000)	$ (9,826,000)
Mandatory cash balance under loan covenants | $					$ 10,000,000
Restricted cash | £						£ 7,865,000
Mudrick | Convertible Senior Secured Notes [Member] | Interest paid in-kind and semi-annually in arrears
Financial liabilities
Interest rate						9.00%